Summary of Significant Accounting Policies - Net Loss per Common Share, Basic and Diluted (Detail) - USD ($)	3 Months Ended					4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss)	$ (568,584)	$ (447,940)	$ 82,688	$ 206,226	$ 17,144	$ (18,056)	$ (365,252)	$ 188,170	$ (933,836)	$ 295,115	$ (4,128,841)
Less: net income attributable to common stock subject to redemption										(1,005,550)	(555,866)
Net loss attributable to common stockholders	$ (592,005)	$ (477,965)	$ (436,015)	$ (294,893)	$ (99,784)	$ (134,984)	$ (912,616)	$ (429,987)	$ (1,502,789)	$ (710,435)	$ (4,684,707)
Weighted-average common shares outstanding, basic and diluted	5,285,931	5,235,225	5,216,179	5,236,983	4,512,112	4,245,745	5,225,702	4,682,079	5,245,925	4,847,100	5,304,752
Net loss per share common share, basic and diluted	$ (0.11)	$ (0.09)	$ (0.08)	$ (0.06)	$ (0.02)	$ (0.03)	$ (0.17)	$ (0.09)	$ (0.29)	$ (0.15)	$ (0.88)